Financial Instruments and Related Disclosures - Summary of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 10,906	£ 11,987
Cash and cash equivalents	3,833	4,897	£ 5,830
Total borrowings	(13,178)	(13,804)	£ (10,727)	£ (14,377)
Trade and other payables, Other provisions and certain Other non-current liabilities in scope of IAS 39	(20,325)	(18,713)
Total financial liabilities	(43,660)	(43,593)
Net financial assets and financial liabilities	(32,754)	(31,606)
Total financial assets fair value	10,906	11,987
Total financial liabilities fair value	(46,599)	(46,624)
Net financial assets and financial liabilities	(35,693)	(34,637)
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(4,315)	(3,189)
Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	7,413	7,225
Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(17,023)	(18,726)
Obligations under finance leases	(66)	(64)
Total borrowings	(17,089)	(18,790)
Borrowings excluding obligations under finance leases	(19,962)	(21,757)
Obligations under finance leases	(66)	(64)
Total borrowings	(20,028)	(21,821)
Trade and other payables, Other provisions and certain Other non-current liabilities in scope of IAS 39	(20,325)	(18,713)
Financial Liabilities at Amortised Cost, Category [member] | Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(4,315)	(3,189)
Borrowings excluding obligations under finance leases	(4,405)	(3,335)
Financial Liabilities at Amortised Cost, Category [member] | Other Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(11,894)	(14,111)
Borrowings excluding obligations under finance leases	(14,743)	(16,996)
Financial Liabilities at Amortised Cost, Category [member] | Bank Loans and Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(236)	(332)
Borrowings excluding obligations under finance leases	(236)	(332)
Financial Liabilities at Amortised Cost, Category [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(529)	(1,094)
Borrowings excluding obligations under finance leases	(529)	(1,094)
Financial Liabilities at Amortised Cost, Category [member] | Other Borrowing [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(49)
Borrowings excluding obligations under finance leases	(49)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(6,172)	(5,896)
Total financial liabilities fair value	(6,172)	(5,896)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Derivatives Financial Liabilities Designated At Fair Value Through Profit Or Loss [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(26)	(92)
Total financial liabilities fair value	(26)	(92)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Derivatives financial liabilities classified as held for trading under IAS39 [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(48)	(102)
Total financial liabilities fair value	(48)	(102)
Financial Assets Available-for-sale, Category [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	78	89
Total financial assets fair value	78	89
Financial Assets Available-for-sale, Category [member] | Other Investments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	918	985
Total financial assets fair value	918	985
Loans and Receivables, Category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,833	4,897
Total financial assets fair value	5,495	5,499
Loans and Receivables, Category [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	5,495	5,499
Total financial assets fair value	3,833	4,897
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	506	361
Total financial assets fair value	506	361
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Derivatives Financial Assets Designated At Fair Value Through Profit Or Loss [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	5	23
Total financial assets fair value	5	23
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Derivatives Financial Assets Classified As Held For Trading Under IAS39 [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	71	133
Total financial assets fair value	£ 71	£ 133